Basis of Presentation, Liquidity And Summary of Significant Accounting Policies - Fair value of contingent consideration (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value of derivative warrants (reflected in other income)	$ 251,000		$ 296,000
Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	803,000
Adjustments to fair value of derivative warrants (reflected in other income)	552,000
Ending balance	552,000
Fair Value, Inputs, Level 3 [Member] | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance
Fair value of warrants accounted for as a liability			1,099,000
Adjustments to fair value of derivative warrants (reflected in other income)			(296,000)
Effect of currency translation
Ending balance			803,000
Fair Value, Inputs, Level 3 [Member] | Derivative Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	803,000
Adjustments to fair value of derivative warrants (reflected in other income)	(251,000)
Effect of currency translation
Ending balance	552,000
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	468,000	1,346,000	1,346,000
Fair value of warrants accounted for as a liability
Adjustments to fair value of derivative warrants (reflected in other income)
Effect of currency translation	(16,000)		(58,000)
Ending balance	452,000		468,000
Fair Value, Inputs, Level 3 [Member] | Apex | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities
Fair Value, Inputs, Level 3 [Member] | Apex | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities			(713,000)
Fair Value, Inputs, Level 3 [Member] | Illume Mobile | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities
Fair Value, Inputs, Level 3 [Member] | Illume Mobile | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities			$ (107,000)